AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 23, 2015.

File Nos. 333-180870 and 811-22698

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 98	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 102	☒

KRANESHARES TRUST

(Exact Name of Registrant as Specified in Charter)

1350 Avenue of the Americas, 2nd Floor

New York, New York 10019

(Address of Principal Executive Offices, Zip Code)

(646) 479-5031

(Registrant’s Telephone Number, including Area Code)

Jonathan Krane

Krane Funds Advisors, LLC

1350 Avenue of the Americas, 2nd Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On August 21, 2015 pursuant to paragraph (b)(1)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A for KraneShares Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until August 21, 2015, the effectiveness of Post-Effective Amendment No. 92 (“PEA No. 92”) with respect to the KraneShares NYSE Bloomberg China Clean Energy ETF, which was filed with the Commission via EDGAR Accession No. 0001144204-15-022474 on April 13, 2015, pursuant to paragraph (a) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 92 with respect to the KraneShares NYSE Bloomberg China Clean Energy ETF by means of this filing, Parts A, B and C of PEA No. 92 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the KraneShares NYSE Bloomberg China Clean Energy ETF is incorporated herein by reference to Part A of PEA No. 92.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the KraneShares NYSE Bloomberg China Clean Energy ETF is incorporated herein by reference to Part B of PEA No. 92.

PART C – OTHER INFORMATION

The Part C for the KraneShares NYSE Bloomberg China Clean Energy ETF is incorporated herein by reference to Part C of PEA No. 92.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 98 to the Registrant’s Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 23rd day of July 2015.

KraneShares Trust

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and
Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jonathan Krane	Trustee, Principal Executive Officer	July 23, 2015
Jonathan Krane	and Principal Financial Officer

/s/ John Ferguson*	Trustee	July 23, 2015
John Ferguson

/s/ Matthew Stroyman*	Trustee	July 23, 2015
Matthew Stroyman

*	/s/ Jonathan Krane
Jonathan Krane

* Attorney-in-Fact pursuant to powers of attorney dated November 8, 2012 and July 10, 2013.